Eaton Vance
Georgia Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.7%
Security	Principal Amount (000's omitted)	Value
Education — 8.0%
Cobb County Development Authority, GA, (TUFF Cobb Research Campus - Georgia Tech Research Corp.), 4.00%, 9/1/34	$1,000	$ 1,043,730
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.):
5.00%, 6/15/36	425	468,061
5.00%, 6/15/37	520	569,894
Georgia Private Colleges and Universities Authority, (Agnes Scott College):
4.00%, 6/1/34	400	402,876
5.00%, 6/1/33	565	618,138
Georgia Private Colleges and Universities Authority, (Emory University):
5.00%, 10/1/31	245	263,988
5.00%, 9/1/32	1,000	1,185,070
5.00%, 9/1/37	1,000	1,099,950
5.00%, 10/1/38	1,000	1,055,530
Georgia Private Colleges and Universities Authority, (Mercer University), 4.00%, 10/1/47	1,000	914,680
Savannah Economic Development Authority, GA, (SSU Community Development I, LLC), 4.00%, 6/15/36	250	247,785
Unified Government of Athens-Clarke County Development Authority, GA, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,273,716
		$ 9,143,418
Electric Utilities — 4.9%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,220	$ 1,205,287
Dalton, GA, Combined Utilities Revenue:
4.00%, 3/1/34	500	502,715
4.00%, 3/1/36	475	468,716
4.00%, 3/1/37	1,000	968,990
Georgia Municipal Electric Power Authority, 5.00%, 1/1/28	1,500	1,587,315
Monroe County Development Authority, GA, (Georgia Power Co.), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	877,700
		$ 5,610,723
Escrowed/Prerefunded — 5.7%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/23, 5.25%, 11/1/30	$1,000	$ 1,024,390
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	850	915,331
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Columbia County, GA, Prerefunded to 7/1/27, 5.00%, 1/1/28	$1,000	$ 1,090,110
Columbus, GA, Water and Sewerage Revenue, Prerefunded to 5/1/24, 5.00%, 5/1/33	500	516,860
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	535	599,500
Forsyth County Water and Sewerage Authority, GA, Prerefunded to 4/1/24, 5.00%, 4/1/27	1,100	1,134,980
Sandy Springs Public Facilities Authority, GA, (City Center Project), Prerefunded to 5/1/26, 5.00%, 5/1/35	1,000	1,077,000
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), Escrowed to Maturity, 6.00%, 1/1/24	180	183,589
		$ 6,541,760
General Obligations — 18.0%
Atlanta, GA, Social Bonds, 5.00%, 12/1/36	$1,500	$ 1,723,905
Bleckley County School District, GA, 5.00%, 10/1/42	1,000	1,090,520
Bryan County School District, GA:
4.00%, 8/1/33	500	514,725
4.00%, 8/1/34	435	446,349
5.00%, 8/1/25	1,080	1,146,107
Cherokee County School System, GA, 5.00%, 2/1/29	1,000	1,048,620
Clarke County School District, GA, 5.00%, 9/1/24	1,900	1,979,363
DeKalb County, GA, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,088,100
Forsyth County Public Facilities Authority, GA, (Forsyth County School District), 4.00%, 2/1/31	290	300,646
Forsyth County School District, GA:
5.00%, 2/1/32	1,000	1,110,010
5.00%, 2/1/37	500	545,420
Fulton County, GA, 5.00%, 7/1/31	1,000	1,092,700
Gainesville School District, GA, 4.00%, 11/1/37	1,000	1,028,510
Georgia:
4.00%, 7/1/35	1,000	1,038,140
5.00%, 2/1/28	1,500	1,575,390
Heard County Public Facilities Authority, GA, (Heard County School District), 4.00%, 3/1/30	575	606,015
Jackson County School District, GA, 5.00%, 3/1/30	1,000	1,127,440
Lee County School District, GA, 5.00%, 2/1/27	700	762,825
Puerto Rico, 5.625%, 7/1/29	1,000	1,025,050
Valdosta School System, GA, 5.00%, 2/1/28	1,000	1,070,680
Worth County School District, GA, 5.00%, 12/1/37	235	250,529
		$ 20,571,044

Eaton Vance
Georgia Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 14.1%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta), 5.00%, 7/1/39	$500	$ 529,775
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.):
3.00%, 7/1/38	500	434,605
4.00%, 7/1/37	500	502,175
5.00%, 7/1/29	500	534,290
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/36	500	519,175
Dalton-Whitfield County Joint Development Authority, GA, (Hamilton Health Care System), 4.00%, 8/15/34	400	404,812
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/39	1,865	1,877,570
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,571,520
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,293,012
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
4.00%, 2/15/37	1,500	1,481,880
5.00%, 2/15/30	850	922,412
5.00%, 2/15/37	1,000	1,031,140
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	231,525
4.00%, 8/1/38	500	459,370
5.00%, 8/1/28	650	669,169
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/42	1,250	1,281,850
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/31	1,300	1,374,685
Savannah Hospital Authority, GA, (St. Joseph's/Candler Health System, Inc.):
4.00%, 7/1/43	500	481,430
5.50%, 7/1/30	500	506,275
		$ 16,106,670
Industrial Development Revenue — 4.5%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), 5.20%, 5/15/28	$2,000	$ 2,201,860
Burke County Development Authority, GA, (Georgia Power Co.), 2.20%, 10/1/32	750	612,660
Monroe County Development Authority, GA, (Georgia Power Co.), 2.25%, 7/1/25	1,000	950,340
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Monroe County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/39	$500	$ 469,675
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	1,000	905,790
		$ 5,140,325
Insured - Electric Utilities — 4.9%
Georgia Municipal Electric Authority, (AGM), 5.00%, 7/1/37	$1,470	$ 1,577,192
Griffin, GA, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	1,000	1,001,980
Monroe, GA, Combined Utility Revenue, (AGM), 4.00%, 12/1/36	600	603,264
Newnan, GA, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,068,465
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	980	985,057
(NPFG), 5.25%, 7/1/34	420	417,459
		$ 5,653,417
Insured - General Obligations — 1.1%
Coweta County, GA, Water and Sewerage Authority, (AGM), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$ 1,222,395
		$ 1,222,395
Insured - Lease Revenue/Certificates of Participation — 2.0%
East Point Building Authority, GA, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$ 741,238
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,428	1,503,399
		$ 2,244,637
Insured - Transportation — 0.1%
Puerto Rico Highway and Transportation Authority, (NPFG), 4.625%, 7/1/23	$100	$ 99,814
		$ 99,814
Insured - Water and Sewer — 2.9%
Buford, GA, Combined Utility System Revenue, (AGM), 4.00%, 7/1/37	$500	$ 502,210
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,725,770

Eaton Vance
Georgia Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Etowah Water and Sewer Authority, GA, (BAM), 4.00%, 3/1/35	$500	$ 502,930
Henry County Water and Sewerage Authority, GA, (NPFG), 5.25%, 2/1/25	500	527,870
		$ 3,258,780
Lease Revenue/Certificates of Participation — 7.1%
Atlanta & Fulton County Recreation Authority, GA, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$ 1,080,590
Downtown Savannah Authority, GA, 4.00%, 8/1/25	2,495	2,583,273
Downtown Smyrna Development Authority, GA, 5.00%, 2/1/26	2,690	2,886,585
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	537,130
Gwinnett County Water and Sewerage Authority, GA, 4.00%, 8/1/25	1,000	1,036,430
		$ 8,124,008
Other Revenue — 1.8%
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/29 (Put Date), 12/1/52	$2,000	$ 2,064,260
		$ 2,064,260
Senior Living/Life Care — 1.8%
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/28(1)	$800	$ 730,936
4.00%, 4/1/30(1)	970	853,057
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	500	502,830
		$ 2,086,823
Special Tax Revenue — 4.9%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$300	$ 300,813
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	750	784,372
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
5.00%, 7/1/43	1,000	1,045,480
Prerefunded to 7/1/25, 5.00%, 7/1/42	1,000	1,059,420
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,370	1,299,870
Unified Government of Athens-Clarke County Development Authority, GA, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,081,879
		$ 5,571,834
Security	Principal Amount (000's omitted)	Value
Transportation — 9.0%
Atlanta, GA, Airport Revenue:
5.00%, 1/1/31	$1,000	$ 1,021,880
(AMT), 4.00%, 7/1/39	600	577,248
(AMT), 5.00%, 7/1/27	2,500	2,662,950
(AMT), 5.00%, 7/1/29	1,250	1,355,787
Georgia Ports Authority:
4.00%, 7/1/47	3,000	2,909,250
5.00%, 7/1/29	750	849,188
Georgia State Road and Tollway Authority, 5.00%, 6/1/29	835	914,517
		$ 10,290,820
Water and Sewer — 6.9%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/29	$1,000	$ 1,102,220
Cobb County-Marietta Water Authority, GA, 5.00%, 11/1/28	375	399,795
Columbus, GA, Water and Sewerage Revenue, 5.00%, 5/1/36	250	264,777
Fulton County, GA, Water and Sewerage Revenue:
3.00%, 1/1/37	1,000	889,310
5.00%, 1/1/33	1,500	1,502,580
Rockdale County, GA, Stormwater Revenue, 4.00%, 7/1/41	500	496,575
Unified Government of Athens-Clarke County, GA, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,046,840
Walton County Water and Sewerage Authority, GA:
5.00%, 2/1/53	1,000	1,094,090
5.25%, 2/1/47	1,000	1,120,750
		$ 7,916,937
Total Tax-Exempt Municipal Obligations (identified cost $115,274,157)		$111,647,665
Total Investments — 97.7% (identified cost $115,274,157)		$111,647,665
Other Assets, Less Liabilities — 2.3%		$ 2,584,850
Net Assets — 100.0%		$114,232,515

Eaton Vance
Georgia Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2022, the aggregate value of these securities is $2,790,596 or 2.4% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2022, 11.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 6.6% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
The Fund did not have any open derivative instruments at November 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$111,647,665	$ —	$111,647,665
Total Investments	$ —	$111,647,665	$ —	$111,647,665
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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